Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 84.8%
Advertising — 0.7%
Omnicom Group, Inc.	6,471	$610,474
Airlines — 1.6%
Southwest Airlines Co.	43,117	1,403,027
Auto Manufacturers — 0.6%
Cummins, Inc.	2,015	481,343
Auto Parts & Equipment — 2.2%
BorgWarner, Inc.	26,278	1,290,512
Cie Generale des Etablissements Michelin SCA	20,322	621,209
		1,911,721
Banks — 9.7%
First Hawaiian, Inc.	48,701	1,004,702
Northern Trust Corp.	27,911	2,459,796
Prosperity Bancshares, Inc.	15,626	961,311
The Bank of New York Mellon Corp.	40,731	1,850,817
Truist Financial Corp.	35,217	1,200,900
US Bancorp	17,472	629,866
Westamerica BanCorp	6,451	285,779
		8,393,171
Building Materials — 1.2%
Cie de Saint-Gobain	18,439	1,048,139
Chemicals — 2.1%
Akzo Nobel N.V.	13,396	1,047,763
Axalta Coating Systems Ltd.*	24,644	746,467
		1,794,230
Computers — 2.1%
Amdocs Ltd.	10,434	1,001,977
HP, Inc.	26,361	773,695
		1,775,672
Diversified Financial Services — 1.9%
Ameriprise Financial, Inc.	944	289,336
T. Rowe Price Group, Inc.	11,709	1,321,946
		1,611,282
Electric — 6.7%
Duke Energy Corp.	9,454	912,027
Edison International	27,379	1,932,684
Evergy, Inc.	7,485	457,483
Eversource Energy	5,048	395,056
NorthWestern Corp.	23,888	1,382,160
Pinnacle West Capital Corp.	8,558	678,136
		5,757,546
Electrical Components & Equipment — 2.0%
Emerson Electric Co.	15,896	1,385,177
Legrand S.A.	4,210	384,678
		1,769,855
Electronics — 1.7%
nVent Electric PLC	13,128	563,716
	Number of Shares	Value†

Electronics — (continued)
TE Connectivity Ltd.	7,158	$938,772
		1,502,488
Engineering & Construction — 0.9%
Vinci S.A.	6,817	781,517
Environmental Control — 0.5%
Republic Services, Inc.	2,963	400,657
Food — 4.9%
Conagra Brands, Inc.	46,296	1,738,878
Koninklijke Ahold Delhaize N.V.	52,169	1,782,361
The J.M. Smucker Co.	4,752	747,822
		4,269,061
Food Service — 0.9%
Sodexo S.A.	7,554	737,804
Gas — 2.5%
Atmos Energy Corp.	3,993	448,654
Spire, Inc.	24,130	1,692,478
		2,141,132
Healthcare Products — 5.5%
Baxter International, Inc.	5,700	231,192
DENTSPLY SIRONA, Inc.	16,112	632,880
Embecta Corp.	20,292	570,611
Envista Holdings Corp.*	13,989	571,870
Hologic, Inc.*	2,808	226,606
Zimmer Biomet Holdings, Inc.	19,871	2,567,333
		4,800,492
Healthcare Services — 4.5%
Centene Corp.*	7,018	443,608
Laboratory Corp. of America Holdings	4,382	1,005,319
Quest Diagnostics, Inc.	8,688	1,229,178
Universal Health Services, Inc., Class B	9,582	1,217,872
		3,895,977
Household Products & Wares — 1.4%
Kimberly-Clark Corp.	9,175	1,231,468
Insurance — 6.0%
Aflac, Inc.	10,266	662,362
Chubb Ltd.	643	124,858
Reinsurance Group of America, Inc.	6,383	847,407
The Allstate Corp.	16,695	1,849,973
The Hanover Insurance Group, Inc.	5,543	712,275
Willis Towers Watson PLC	4,391	1,020,381
		5,217,256
Internet — 1.1%
F5, Inc.*	6,722	979,328
Machinery — Construction & Mining — 1.7%
Oshkosh Corp.	17,704	1,472,619
Machinery — Diversified — 0.7%
IMI PLC	32,176	609,053

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — 1.2%
Fox Corp., Class B	34,120	$1,068,297
Oil & Gas — 2.5%
Devon Energy Corp.	11,512	582,622
Diamondback Energy, Inc.	4,981	673,282
EQT Corp.	20,293	647,550
Phillips 66	2,495	252,943
		2,156,397
Oil & Gas Services — 1.0%
Baker Hughes Co.	30,710	886,291
Packaging and Containers — 3.3%
Amcor PLC	79,085	899,987
Packaging Corp. of America	10,824	1,502,696
Sonoco Products Co.	7,282	444,202
		2,846,885
Pharmaceuticals — 4.2%
AmerisourceBergen Corp.	7,112	1,138,702
Becton Dickinson & Co.	1,571	388,885
Cardinal Health, Inc.	7,559	570,705
Henry Schein, Inc.*	18,923	1,542,982
		3,641,274
Retail — 5.0%
Advance Auto Parts, Inc.	6,723	817,584
Beacon Roofing Supply, Inc.*	11,186	658,296
Dollar Tree, Inc.*	10,164	1,459,042
MSC Industrial Direct Co., Inc., Class A	16,413	1,378,692
		4,313,614
Savings & Loans — 0.3%
Capitol Federal Financial, Inc.	38,344	258,055
Semiconductors — 0.5%
Applied Materials, Inc.	1,590	195,300
Teradyne, Inc.	2,296	246,843
		442,143
Shipbuilding — 1.2%
Huntington Ingalls Industries, Inc.	5,186	1,073,606
Software — 0.5%
Electronic Arts, Inc.	3,766	453,615
Telecommunications — 1.3%
Corning, Inc.	12,488	440,577
Juniper Networks, Inc.	19,495	671,018
		1,111,595
Transportation — 0.7%
Heartland Express, Inc.	38,159	607,491
TOTAL COMMON STOCKS (Cost $73,588,294)		73,454,575
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 7.7%
Apartments — 1.1%
Essex Property Trust, Inc.	4,337	$907,040
Diversified — 1.7%
Equinix, Inc.	945	681,383
VICI Properties, Inc.	3,139	102,394
Weyerhaeuser Co.	7,607	229,199
WP Carey, Inc.	6,195	479,803
		1,492,779
Healthcare — 1.3%
Healthpeak Properties, Inc.	49,533	1,088,240
Single Tenant — 1.4%
Realty Income Corp.	19,571	1,239,236
Storage & Warehousing — 1.0%
Public Storage	2,805	847,503
Strip Centers — 1.2%
Regency Centers Corp.	17,646	1,079,582
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,615,589)		6,654,380

PREFERRED STOCKS — 1.1%
Household Products & Wares — 1.1%
Henkel AG & Co., KGaA (Cost $757,151)	11,646	911,113

EXCHANGE TRADED FUNDS — 2.4%
Investment Companies — 2.4%
iShares Russell Mid-Cap Value ETF (Cost $2,042,824)	19,596	2,081,095

MASTER LIMITED PARTNERSHIP — 1.3%
Pipelines — 1.3%
Enterprise Products Partners LP (Cost $1,051,413)	45,009	1,165,733

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $1,780,388)	1,780,388	1,780,388
TOTAL INVESTMENTS — 99.4% (Cost $86,835,659)		$86,047,284
Other Assets & Liabilities — 0.6%		529,610
TOTAL NET ASSETS — 100.0%		$86,576,894

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Mid Core Value Fund
AG— Aktiengesellschaft.
ETF— Exchange-Traded Fund.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2023††
United States	88%
France	4
United Kingdom	4
Netherlands	3
Germany	1
Total	100%
††	% of total investments as of March 31, 2023.
Open forward foreign currency contracts held at March 31, 2023 were as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Pound Sterling	Bank of America	06/30/23	(421,184)	0.80920	$(517,607)	$(520,492)	$—	$(2,885)
Buy	Euro	JPMorgan	06/30/23	231,904	0.91734	251,642	252,800	1,158	—
Sell	Euro	JPMorgan	06/30/23	(5,773,539)	0.91734	(6,237,154)	(6,293,775)	—	(56,621)
	Total							$1,158	$(59,506)
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